Restatement of Previously Issued Financial Statements - Impact of the Restatement on the Balance Sheet (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jul. 28, 2020	Feb. 10, 2020
Assets [Abstract]
Total Assets	$ 415,400,119
Liabilities and Shareholders' Equity:
Total current liabilities	143,016
Deferred underwriting commissions	14,490,000
Derivative warrant liabilities	53,801,110			$ 25,275,880
Total liabilities	68,434,126
Class A ordinary shares, $0.0001 par value; 34,196,599 shares subject to possible redemption at $10.00 per share	341,965,990
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	34,627,888
Accumulated deficit	(29,629,640)
Total shareholders' equity	5,000,003			$ 0
Total liabilities and shareholders' equity	415,400,119
Previously Reported
Assets [Abstract]
Total Assets	415,400,119	$ 415,422,378
Liabilities and Shareholders' Equity:
Total current liabilities	143,016	115,692
Deferred legal fees	0
Deferred underwriting commissions	14,490,000	14,490,000
Derivative warrant liabilities	0	0
Total liabilities	14,633,016	14,605,692
Class A ordinary shares, $0.0001 par value; 34,196,599 shares subject to possible redemption at $10.00 per share	395,767,100	395,816,680
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	5,139,066	5,089,486
Accumulated deficit	(140,280)	(90,697)
Total shareholders' equity	5,000,003	5,000,006
Total liabilities and shareholders' equity	415,400,119	415,422,378
Revision of Prior Period, Adjustment
Assets [Abstract]
Total Assets	0	0
Liabilities and Shareholders' Equity:
Total current liabilities	0	0
Deferred legal fees	0
Deferred underwriting commissions	0	0
Derivative warrant liabilities	53,801,110	46,451,340	$ 25,300,000
Total liabilities	53,801,110	46,451,340
Class A ordinary shares, $0.0001 par value; 34,196,599 shares subject to possible redemption at $10.00 per share	(53,801,110)	(46,451,340)
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	29,488,822	22,139,097
Accumulated deficit	(29,489,360)	(22,139,590)
Total shareholders' equity	0	0
Total liabilities and shareholders' equity	0	0
As Restated
Assets [Abstract]
Total Assets	415,400,119	415,422,378
Liabilities and Shareholders' Equity:
Total current liabilities	143,016	115,692
Deferred legal fees	0
Deferred underwriting commissions	14,490,000	14,490,000
Derivative warrant liabilities	53,801,110	46,451,340
Total liabilities	68,434,126	61,057,032
Class A ordinary shares, $0.0001 par value; 34,196,599 shares subject to possible redemption at $10.00 per share	341,965,990	349,365,340
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	34,627,888	27,228,583
Accumulated deficit	(29,629,640)	(22,230,287)
Total shareholders' equity	5,000,003	5,000,006
Total liabilities and shareholders' equity	415,400,119	415,422,378
Common Class A
Shareholders' Equity:
Common Stock, Value, Issued	720
Common Class A | Previously Reported
Shareholders' Equity:
Common Stock, Value, Issued	182	182
Common Class A | Revision of Prior Period, Adjustment
Shareholders' Equity:
Common Stock, Value, Issued	538	503
Common Class A | As Restated
Shareholders' Equity:
Common Stock, Value, Issued	720	685
Common Class B
Shareholders' Equity:
Common Stock, Value, Issued	1,035
Common Class B | Previously Reported
Shareholders' Equity:
Common Stock, Value, Issued	1,035	1,035
Common Class B | Revision of Prior Period, Adjustment
Shareholders' Equity:
Common Stock, Value, Issued	0	0
Common Class B | As Restated
Shareholders' Equity:
Common Stock, Value, Issued	$ 1,035	$ 1,035